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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Timpani Capital Management LLC
                 ---------------------------------
   Address:      Two Park Plaza
                 ---------------------------------
                 10850 West Park Place, Suite 1020
                 ---------------------------------
                 Milwaukee, WI 53224
                 ---------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brandon M. Nelson
         -------------------------------
Title:   Portfolio Manager
         -------------------------------
Phone:   (847) 509-1140
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Brandon M. Nelson              Milwaukee, WI       01-27-2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   89
                                        --------------------

Form 13F Information Table Value Total:              $87,300 (thousands)
                                        --------------------


List of Other Included Managers: None
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

        COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- ---------- ----------- ------------------- ---------- ---------- -------------------------
                                                       VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE     SHARED   NONE
------------------------- -------------- ---------- ----------- ---------- --- ---- ---------- ---------- --------- -------- ------
ACACIA RESH CORP          ACACIA TCH COM  003881307  1,464         40,085  SH  -    SOLE                     40,085
AFFILIATED MANAGERS
 GROUP INC                COM             008252108    134          1,400  SH  -    SOLE                      1,400
AIR METHODS CORP PAR
 $.06                     COM PAR $.06    009128307  1,800         21,317  SH  -    SOLE                     21,317
AKORN INC                 COM             009728106  2,178        195,895  SH  -    SOLE                    195,895
ALLOT COMMUNICATIONS LTD
 SHS                      COM             M0854Q105  1,218         80,138  SH  -    SOLE                     80,138
ALTISOURCE PORTFOLIO
 SOLUTIONS                COM             L0175J104  1,472         29,337  SH  -    SOLE                     29,337
ASBURY AUTOMOTIVE GROUP
 INC                      COM             043436104  1,076         49,922  SH  -    SOLE                     49,922
BANKRATE INC              COM             06647F102  2,741        127,505  SH  -    SOLE                    127,505
BJS RESTAURANTS INC       COM             09180C106  1,145         25,262  SH  -    SOLE                     25,262
BODY CENT CORP            COM             09689U102  1,591         63,737  SH  -    SOLE                     63,737
BOTTOMLINE TECH DEL INC   COM             101388106    604         26,052  SH  -    SOLE                     26,052
CALLIDUS SOFTWARE INC     COM             13123E500  1,260        196,303  SH  -    SOLE                    196,303
CEPHEID                   COM             15670R107    472         13,725  SH  -    SOLE                     13,725
CEVA INC                  COM             157210105  2,066         68,262  SH  -    SOLE                     68,262
CHART INDUSTRIES INC      COM             16115Q308  1,018         18,821  SH  -    SOLE                     18,821
CLEAN HARBORS INC         COM             184496107    442          6,930  SH  -    SOLE                      6,930
COMMVAULT SYSTEMS INC     COM             204166102  1,294         30,289  SH  -    SOLE                     30,289
CONVIO INC                COM             21257W105    300         27,090  SH  -    SOLE                     27,090
CORE LABORATORIES N V     COM             N22717107  1,234         10,826  SH  -    SOLE                     10,826
DEALERTRACK HLDGS INC     COM             242309102  1,443         52,928  SH  -    SOLE                     52,928
ELIZABETH ARDEN INC       COM             28660G106  1,394         37,632  SH  -    SOLE                     37,632
ENDOLOGIX INC             COM             29266S106  1,417        123,433  SH  -    SOLE                    123,433
EXLSERVICE HOLDINGS INC   COM             302081104  1,264         56,522  SH  -    SOLE                     56,522
FARO TECHNOLOGIES INC     COM             311642102  1,100         23,907  SH  -    SOLE                     23,907
FINANCIAL ENGINES INC     COM             317485100    832         37,258  SH  -    SOLE                     37,258
GARDNER DENVER INC        COM             365558105  1,444         18,735  SH  -    SOLE                     18,735
GENESCO INC               COM             371532102    935         15,138  SH  -    SOLE                     15,138
GUIDANCE SOFTWARE INC     COM             401692108    631         97,383  SH  -    SOLE                     97,383
GULFMARK OFFSHORE INC     COM             402629208    859         20,447  SH  -    SOLE                     20,447
GULFPORT ENERGY CORP      COM             402635304  1,355         46,007  SH  -    SOLE                     46,007
HANSEN NATURAL
 CORPORATION              COM             411310105    203          2,200  SH  -    SOLE                      2,200
HEALTHSTREAM INC          COM             42222N103  1,523         82,535  SH  -    SOLE                     82,535
HEICO CORPORATION NEW     COM             422806109  1,166         19,933  SH  -    SOLE                     19,933
HORNBECK OFFSHORE SVCS
 INC NEW                  COM             440543106  1,446         46,628  SH  -    SOLE                     46,628
IDEXX LABS INC            COM             45168D104     77          1,000  SH  -    SOLE                      1,000
INNERWORKINGS INC         COM             45773Y105  1,069        114,820  SH  -    SOLE                    114,820
INNOPHOS HOLDINGS INC     COM             45774N108    428          8,817  SH  -    SOLE                      8,817
IROBOT CORP               COM             462726100  2,136         71,570  SH  -    SOLE                     71,570
JAZZ PHARMACEUTICALS INC  COM             472147107  1,878         48,620  SH  -    SOLE                     48,620
KANSAS CITY SOUTHERN      COM             485170302    127          1,862  SH  -    SOLE                      1,862
KEYNOTE SYS INC           COM             493308100    703         34,239  SH  -    SOLE                     34,239
KIRBY CORP                COM             497266106    851         12,920  SH  -    SOLE                     12,920
LEAPFROG ENTERPRISES INC  CL A            52186N106    477         85,296  SH  -    SOLE                     85,296
LITHIA MOTORS INC         CL A            536797103    942         43,100  SH  -    SOLE                     43,100
MADDEN STEVEN LTD         COM             556269108  1,372         39,778  SH  -    SOLE                     39,778
MICROS SYSTEMS INC        COM             594901100     84          1,800  SH  -    SOLE                      1,800
MONRO MUFFLER BRAKE INC   COM             610236101    763         19,677  SH  -    SOLE                     19,677
MULTIMEDIA GAMES HOLDING
 CO                       COM             625453105    288         36,248  SH  -    SOLE                     36,248
NOVA MEASURING
 INSTRUMENTS LTD          COM             M7516K103    201         27,216  SH  -    SOLE                     27,216
NU SKIN ENTERPRISES INC   CL A            67018T105    702         14,448  SH  -    SOLE                     14,448
OASIS PETE INC NEW        COM             674215108  1,012         34,772  SH  -    SOLE                     34,772
OMNICELL INC              COM             68213N109    755         45,711  SH  -    SOLE                     45,711
OPNET TECHNOLOGIES INC    COM             683757108  1,296         35,342  SH  -    SOLE                     35,342
OSI SYSTEMS INC           COM             671044105  2,364         48,460  SH  -    SOLE                     48,460
POLARIS INDUSTRIES INC    COM             731068102    101          1,800  SH  -    SOLE                      1,800
POLYPORE INTL INC         COM             73179V103    329          7,479  SH  -    SOLE                      7,479
PORTFOLIO RECOVERY
 ASSOCS INC               COM             73640Q105    546          8,089  SH  -    SOLE                      8,089
PROS HOLDINGS INC         COM             74346Y103    383         25,733  SH  -    SOLE                     25,733
RAVEN INDS INC            COM             754212108  1,197         19,334  SH  -    SOLE                     19,334
ROBBINS & MYERS INC       COM             770196103  1,049         21,598  SH  -    SOLE                     21,598
ROSETTA RESOURCES INC     COM             777779307    755         17,353  SH  -    SOLE                     17,353
SILICON MOTION
 TECHNOLOGY CORP          SPONSORED ADR   82706C108  1,534         74,879  SH  -    SOLE                     74,879
SM ENERGY CO              COM             78454L100     59            803  SH  -    SOLE                        803
SOURCEFIRE INC            COM             83616T108    704         21,728  SH  -    SOLE                     21,728
SPECTRUM PHARMACEUTICALS
 INC                      COM             84763A108    562         38,393  SH  -    SOLE                     38,393
SPIRIT AIRLINES INC       COM             848577102    619         39,703  SH  -    SOLE                     39,703
SPREADTRUM
 COMMUNICATIONS INC       ADR             849415203    684         32,760  SH  -    SOLE                     32,760
SXC HEALTH SOLUTIONS
 CORP                     COM             78505P100  2,869         50,791  SH  -    SOLE                     50,791
TANGOE INC                COM             87582Y108    774         50,246  SH  -    SOLE                     50,246
TEAM INC                  COM             878155100  1,314         44,174  SH  -    SOLE                     44,174
TEMPUR PEDIC INTL INC     COM             88023U101  2,212         42,107  SH  -    SOLE                     42,107
TIBCO SOFTWARE INC        COM             88632Q103     28          1,152  SH  -    SOLE                      1,152
TITAN INTL INC ILL        COM             88830M102    392         20,132  SH  -    SOLE                     20,132
TITAN MACHY INC           COM             88830R101    622         28,614  SH  -    SOLE                     28,614
TOWN SPORTS
 INTERNATIONAL HOLDINGS
 INC                      COM             89214A102    525         71,375  SH  -    SOLE                     71,375
TRACTOR SUPPLY CO         COM             892356106    161          2,300  SH  -    SOLE                      2,300
TRANSDIGM GROUP INC       COM             893641100  1,200         12,546  SH  -    SOLE                     12,546
TREEHOUSE FOODS INC       COM             89469A104  1,542         23,589  SH  -    SOLE                     23,589
TRIMBLE NAVIGATION LTD    COM             896239100    119          2,733  SH  -    SOLE                      2,733
ULTA SALON COSMETCS &
 FRAG INC                 COM             90384S303  1,522         23,438  SH  -    SOLE                     23,438
ULTRATECH INC             COM             904034105    648         26,382  SH  -    SOLE                     26,382
UROPLASTY INC             COM NEW         917277204    480        112,883  SH  -    SOLE                    112,883
VALMONT INDS INC          COM             920253101    388          4,279  SH  -    SOLE                      4,279
VIROPHARMA INC            COM             928241108  1,165         42,545  SH  -    SOLE                     42,545
VOCUS INC                 COM             92858J108  1,530         69,282  SH  -    SOLE                     69,282
W R GRACE & CO            COM             38388F108     75          1,637  SH  -    SOLE                      1,637
WEB COM GROUP INC         COM             94733A104    331         28,923  SH  -    SOLE                     28,923
ZOLL MED CORP             COM             989922109  2,154         34,096  SH  -    SOLE                     34,096
ZUMIEZ INC                COM             989817101    686         24,697  SH  -    SOLE                     24,697

Total:                                              87,300      3,466,851                                 3,466,851
                                                    ------      ---------                                 ---------